Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
Subsequent Events
Note 18. Subsequent Events
In preparing the condensed consolidated financial statements as of June 30, 2023, the Company has evaluated subsequent events through August 7, 2023, which is the date the condensed consolidated financial statements were issued.